Goldman Sachs Emerging Markets Credit Fund Expense Example - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs Emerging Markets Credit Fund	Mar. 31, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 559
Expense Example, with Redemption, 3 Years	1,072
Expense Example, with Redemption, 5 Years	1,610
Expense Example, with Redemption, 10 Years	3,076
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290
Expense Example, with Redemption, 3 Years	876
Expense Example, with Redemption, 5 Years	1,586
Expense Example, with Redemption, 10 Years	3,472
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	556
Expense Example, with Redemption, 5 Years	1,052
Expense Example, with Redemption, 10 Years	2,418
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	575
Expense Example, with Redemption, 5 Years	1,087
Expense Example, with Redemption, 10 Years	2,496
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	553
Expense Example, with Redemption, 5 Years	1,047
Expense Example, with Redemption, 10 Years	$ 2,408